Organization and Nature of Business	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

Note 1. ORGANIZATION AND NATURE OF BUSINESS

Founded in the United States (the "U.S.") in 2001, Sino-Global Shipping America, Ltd., a Virginia corporation ("Sino-Global" or the "Company"), is a global shipping and freight logistics integrated solution provider. The Company provides tailored solutions and value-added services to its customers to drive efficiency and control in related steps throughout the entire shipping and freight logistics chain. The Company conducts its business primarily through its wholly-owned subsidiaries in the People's Republic of China (the "PRC") (including Hong Kong) and the U.S. where a majority of the Company's clients are located.

The Company operates in three operating segments including (1) shipping agency and management services, which are operated by its subsidiary in the U.S.; (2) freight logistics services, which are operated by its subsidiary in the PRC; (3) container trucking services, which are operated by its subsidiary in the U.S.

The Company continues to focus back on shipping agency and management business for fiscal year 2021, as current trade dynamics and the COVID-19 outbreak have negatively impacted shipping carrier clients with higher their cost to move cargo into U.S. ports. The shipping agency industry in China has improved and the number of shipping agencies overall the country has decreased, due to both price and the inability of competitors to embrace technology as a resource in serving client needs.

 On November 6, 2019, the Company signed a revised cooperation agreement with Mr. Weijun Qin to restructure their equity interest in State Priests. Given that State Priests failed to timely obtain the necessary approval from related authorities, Mr. Weijun Qin agreed to exchange 80% equity interest in Sea Continent Management Ltd. ("Sea Continent"), another New York entity Mr. Qin owns for the Company's 90% equity interest in State Priests. The equity transfer has been consummated. There has been no capital injection nor operations of State Priests and Sea Continent, therefore no gain or loss has been recognized in the transaction. Sea Continent already has the Certificate but has no operations as of September 30, 2020.

On January 10, 2020, the Company entered into a cooperation agreement with Mr. Shanming Liang, a shareholder of the Company, to set up a joint venture in New York named LSM Trading Ltd., in which the Company holds a 40% equity interest. No investment has been made by the Company as of the date of this report. The new joint venture will facilitate the purchase agricultural related commodities in the U.S. for customers in China and the Company will provide comprehensive supply chain and logistics solutions.

On April 6, 2020, the Company entered into a share purchase agreement (the "Agreement") with Mr. Kelin Wu (the "Seller") and Mandarine Ocean Ltd, a shipping company registered in the Marshall Islands ("Hanyang Shipping"), to acquire 75% of the capital stock of Hanyang Shipping held by the Seller for an aggregate consideration of up to $3.75 million to be paid in cash and the Company's restricted shares of common stock. On June 17, 2020, the Company and Mr. Wu entered into the First Amended and Restated Share Purchase Agreement (the "Amendment") to amend the purchase price to an aggregate consideration of up to $1.5 million and the Company's restricted shares.

On September 3, 2020, the Company and Mr. Wu signed a Termination Agreement to terminate the Amendment mutually. Neither party will owe the other party any termination penalty in connection with the Termination Agreement.

After the close of the stock market on July 7, 2020, the Company effected a l-for-5 reverse stock split of its common stock in order to satisfy continued listing requirements of its common stock on the NASDAQ Capital Market. The reverse stock split was approved by the Company's board of directors and stockholders and was intended to allow the company to meet the minimum share price requirement of $1.00 per share for continued listing on the NASDAQ Capital Market. As a result all common stock share amounts included in this filing have been retroactively reduced by a factor of five, and all common stock per share amounts have been increased by a factor of five. Amounts affected include common stock outstanding, including those that have resulted from the stock options, and warrants that convert to common stock.

The outbreak of the novel coronavirus (COVID-19) starting from late January 2020 in the PRC has spread rapidly to many parts of the world. In March 2020, the World Health Organization declared the COVID-19 as a pandemic and has resulted in quarantines, travel restrictions, and the temporary closure of stores and business facilities in China and the U.S. for the past few months. Given the rapidly expanding nature of the COVID-19 pandemic, and because substantially all of the Company's business operations and its workforce are concentrated in China and the U.S., the Company's business, results of operations, and financial condition have been adversely affected for the three months ended September 30, 2020. The situation remains highly uncertain for any further outbreak or resurgence of the COVID-19. It is therefore difficult for the Company to estimate the impact on the business or operating results that might be adversely affected by any further outbreak or resurgence of COVID-19.

Note 1. ORGANIZATION AND NATURE OF BUSINESS

Founded in the United States (the “U.S.”) in 2001, Sino-Global Shipping America, Ltd., a Virginia corporation (“Sino-Global” or the “Company”), is a global shipping and freight logistics integrated solution provider. The Company provides tailored solutions and value-added services to its customers to drive efficiency and control in related steps throughout the entire shipping and freight logistics chain. The Company conducts its business primarily through its wholly-owned subsidiaries in the People’s Republic of China (the “PRC”) (including Hong Kong) and the U.S. where a majority of the Company’s clients are located.

The Company operates in four operating segments including (1) shipping agency and management services, which are operated by its subsidiary in Hong Kong and the U.S.; (2) inland transportation management services, which are operated by its subsidiaries in the U.S.; (3) freight logistics services, which are operated by its subsidiaries in the PRC and the U.S.; (4) container trucking services, which are operated by its subsidiaries in the PRC and the U.S.

Prior to fiscal year 2019, the Company mainly focused on freight logistics and inland transportation management services. Starting with fiscal year 2019, current trade dynamics made it more expensive for shipping carrier clients to cost-effectively move cargo into U.S. ports, which has caused the Company to shift its focus back to shipping agency and management business. The shipping agency industry in China has improved and the number of shipping agencies overall the country has decreased, due to both price and the inability of competitors to embrace technology as a resource in serving client needs.

On September 3, 2018, the Company entered into a cooperation agreement with Ningbo Far-East Universal Shipping Agency Co., Ltd. to set up a joint venture in Hong Kong named Bright Far East International Shipping Agency Co., Ltd., to engage in worldwide shipping agency operations. The Company has a 51% equity interest in the joint venture. On May 23, 2019, Bright Far East International Shipping Agency Co., Ltd. incorporated in New York and terminated its registration in Hong Kong. There has been no major operation of the joint venture for the year ended June 30, 2020 and 2019. Currently the Company is conducting the shipping agency business through its wholly-owned Hong Kong subsidiary.

On April 10, 2019, the Company entered into a cooperation agreement with Mr. Weijun Qin, the Chief Executive Officer of a shipping management company in China, to set up a joint venture in New York named State Priests Management Ltd. (“State Priests”), in which the Company will hold a 20% equity interest. On July 26, 2019, the Company signed a revised cooperation agreement with Mr. Weijun Qin which changed the Company’s equity interest in State Priests from 20% to 90%. The Company has not provided any cash contribution to the joint venture and there has been no operation of the joint venture pending the International Ship Safety Management Certificate from the China Classification Society (the “Certificate”). Sino-Global Shipping New York Inc. started providing shipping management related services that do not require certification which includes arranging and coordinating for ship maintenance and inspection this quarter.

 On November 6, 2019, the Company signed a revised cooperation agreement with Mr. Weijun Qin to restructure their equity interest in State Priests. Given that State Priests failed to timely obtain the necessary approval from related authorities, Mr. Weijun Qin agreed to exchange 80% equity interest in Sea Continent Management Ltd. (“Sea Continent”), another New York entity Mr. Qin owns for the Company’s 90% equity interest in State Priests. The equity transfer has been consummated. Sea Continent already has the Certificate but has no operations as of June 30, 2020. There has been no capital injection nor operations of State Priests and Sea Continent as of June 30, 2020, therefore no gain or loss has been recognized in the transaction.

On January 10, 2020, the Company entered into a cooperation agreement with Mr. Shanming Liang, a shareholder of the Company, to set up a joint venture in New York named LSM Trading Ltd., in which the Company holds a 40% equity interest. No investment has been made by the Company as of the date of this report. The new joint venture will facilitate the purchase agricultural related commodities in the U.S. for customers in China and the Company will provide comprehensive supply chain and logistics solutions.

The outbreak of the novel coronavirus (COVID-19) starting from late January 2020 in the PRC has spread rapidly to many parts of the world. In March 2020, the World Health Organization declared the COVID-19 as a pandemic and has resulted in quarantines, travel restrictions, and the temporary closure of stores and business facilities in China and the U.S. for the past few months. Given the rapidly expanding nature of the COVID-19 pandemic, and because substantially all of the Company’s business operations and its workforce are concentrated in China and the U.S., the Company’s business, results of operations, and financial condition have been adversely affected for the year ended June 30, 2020.

After the close of the stock market on July 7, 2020, the Company effected a l-for-5 reverse stock split of its common stock in order to satisfy continued listing requirements of its common stock on the NASDAQ Capital Market. The reverse stock split was approved by the Company’s board of directors and stockholders and was intended to allow the company to meet the minimum share price requirement of $1.00 per share for continued listing on the NASDAQ Capital Market. As a result all common stock share amounts included in this filing have been retroactively reduced by a factor of five, and all common stock per share amounts have been increased by a factor of five. Amounts affected include common stock outstanding, including those that have resulted from the stock options, and warrants that convert to common stock.